Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - By maturities and currencies (Details) - Dec. 31, 2020 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	EUR (€)	GBP (£)	USD ($)	HKD ($)	NOK (kr)
Interest rate swap contract [member] | FT IMMO H [member] | United Kingdom, Pounds | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 20
Interest rate swap contract [member] | FT IMMO H [member] | United Kingdom, Pounds | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	41
Interest rate swap contract [member] | FT IMMO H [member] | United Kingdom, Pounds | Later than three years and not later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	33
Interest rate swap contract [member] | Orange Polska and subsidiaries [member] | Euro Member Countries, Euro | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	141
Parent Company [Member] | Currency swap contract [member] | United Kingdom, Pounds | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 517
Parent Company [Member] | Currency swap contract [member] | United Kingdom, Pounds | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £		£ 2,512
Parent Company [Member] | Currency swap contract [member] | Hong Kong, Dollars | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 1,110
Parent Company [Member] | Currency swap contract [member] | Hong Kong, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 939
Parent Company [Member] | Currency swap contract [member] | Norway, Krone | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr					kr 1,300
Parent Company [Member] | Currency swap contract [member] | United States of America, Dollars | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 1,000
Parent Company [Member] | Currency swap contract [member] | United States of America, Dollars | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 4,200
Parent Company [Member] | Interest rate swap contract [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	255
Parent Company [Member] | Interest rate swap contract [member] | Later than four years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 100